Schedule of pension plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DisclosureEmployeeBenefitsLineItems [Line Items]
Opening Balance	$ 14,667
Closing Balance	9,374	$ 14,667
Employee Benefits [Member]
DisclosureEmployeeBenefitsLineItems [Line Items]
Opening Balance	900	140
Effects in the statement of income	(11)	1,017
Enrollments	30	1,076
Revision of provisions	(41)	(59)
Effects in cash and cash equivalents	(497)	(245)
Separations in the period	(497)	(245)
Cumulative translation adjustment	(43)	(12)
Closing Balance	349	900
Current	207	754
Non-current	$ 142	$ 146